Federated Hermes SDG Engagement Equity Fund Investment Strategy - Class A and IS and R6 Shares [Member] - Federated Hermes SDG Engagement Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective of long-term capital appreciation alongside positive societal impact by investing, under normal circumstances, at least 80% of its net assets in equity securities. In seeking to achieve its objective, the Fund may invest its assets in companies of all capitalizations; however, the Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) anticipates that the Fund will be primarily invested in equity securities and equity-related securities (such as depositary receipts) of small- and mid-capitalization companies in both the United States and foreign markets (including emerging markets). The Fund may also invest in and gain exposure to securities of other investment companies, real estate investment trusts (REITs), and money market funds including funds advised by the Adviser or its affiliates. In managing the assets of the Fund, the Adviser will seek to invest in companies that, in its view, provide the potential for long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals (the “UN Sustainable Development Goals”) (as outlined in further detail below).[1] It will do so by performing bottom-up fundamental analysis of financial criteria such as balance sheet quality, franchise value (i.e., brand strength and sustainability of the business model), and quality of management. The review process may include analysis of financial statements, meetings with management, consideration of the general economic environment in which the company operates, structural growth potential of the relevant industry segment and other relevant factors which allow the Adviser to assess the intrinsic value of a company, and a comparison to the market valuation, as reflected in the current share price. The Adviser also will use standard accounting methodologies to assess the growth prospects of a company by estimating its future operating cash flow less capital expenditures (adjusted for the time value of money). The Adviser believes this analysis may help determine whether the companies may provide the potential for long-term capital appreciation, notwithstanding that equities of such companies may, at the time of purchase, be undervalued. 1Please refer to https://sustainabledevelopment.un.org/?menu=1300 for further information on the United Nations Sustainable Development Goals. In addition to fundamental financial indicator criteria, the Adviser may consider engagement criteria such as assessment of company management competence, integrity and vision, as well as exposure to one or multiple UN Sustainable Development Goals. The Adviser intends to invest in small- and mid-capitalization companies that it believes will implement UN Sustainable Development Goals aligned practices. The Adviser will utilize bottom-up analysis of companies’ respective supply chains, direct operations, products and services to identify those businesses with the best opportunity for improvement in areas such as water and energy conservation. The Fund will not be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus) so long as these companies are viewed by the Adviser to provide the potential for long-term capital appreciation while also contributing to positive societal impact aligned to the UN Sustainable Development Goals. The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.